Other, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Foreign exchange rate gains (losses), net	€ 120	€ 16	€ (1,006)
Indemnification asset and related interest	0	0	(1,661)
Net income from ADS fees	294	0	0
Government subsidies	115	0	0
Other income (expenses)	63	(155)	0
Total	€ 592	€ (139)	€ (2,667)